Victory Pioneer Fund Expense Example, No Redemption - Victory Pioneer Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	946
Expense Example, No Redemption, 10 Years	$ 1,760